Share Capital - Detailed Information of Issued and Outstanding Capital (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017
Aegon N.V [member]
Disclosure of classes of share capital [Line Items]
Common shares	€ 322	€ 322
Common Share [member] | Aegon N.V [member]
Disclosure of classes of share capital [Line Items]
Common shares	251	251
Authorized share capital	€ 720	€ 720
Number of authorized shares (in million)	6,000	6,000
Par value in cents per share	€ 12	€ 12
Common Share B [member]
Disclosure of classes of share capital [Line Items]
Par value in cents per share			€ 0.12
Common Share B [member] | Aegon N.V [member]
Disclosure of classes of share capital [Line Items]
Common shares	€ 70	€ 70
Authorized share capital	€ 360	€ 360
Number of authorized shares (in million)	3,000	3,000
Par value in cents per share	€ 12	€ 12